Significant Accounting Policies - Additional Information (Detail) (CAD)	1 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Mar. 31, 2014
Accounting Policies [Line Items]
Transmission revenue requirements			1,588,000,000	1,529,000,000
Distribution revenue requirements	51,000,000	53,000,000	4,903,000,000	4,484,000,000
Short-term investments original maturity			3 months
Accounts receivable, delinquent period			110 days
Gain (loss) recognized in consolidated net income or comprehensive income result of changes in noncontrolling interest			0
Income tax examination, Likelihood of unfavorable settlement			Tax benefits associated with income tax positions taken, or expected to be taken, in a tax return are recorded only when the "more-likely-than-not" recognition threshold is satisfied and are measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon settlement.
Threshold probability for recognition			50.00%
Asset impairment charges			0
Embedded derivatives			0	0
Distribution [Member]
Accounting Policies [Line Items]
Change in rate			2.40%	1.30%
Increase (reduction) in basic rate, distribution and generation of electricity considering total bill impact			0.85%	0.40%
Residential customer energy consumption, in kWh			800	800
Hydro One Brampton Networks Rider [Member] | Distribution [Member]
Accounting Policies [Line Items]
Change in rate			(2.30%)	0.30%
Increase (reduction) in basic rate, distribution and generation of electricity considering total bill impact			(0.50%)
Residential customer energy consumption, in kWh			800	800
December 2012 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Accounting Policies [Line Items]
Transmission revenue requirements			1,528,000,000	1,438,000,000
December 2013 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Accounting Policies [Line Items]
Transmission revenue requirements			1,535,000,000
October 2013 Seeking Approval Revenue Requirement [Member]
Accounting Policies [Line Items]
Increase in basic rate, distribution and generation of electricity					0.50%
March 2014 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Increase in basic rate, distribution and generation of electricity						1.70%
Minimum [Member] | Computer Applications Software and Other Intangible Assets [Member]
Accounting Policies [Line Items]
Amortization rates			9.00%
Maximum [Member] | Computer Applications Software and Other Intangible Assets [Member]
Accounting Policies [Line Items]
Amortization rates			20.00%
Maximum [Member] | Hydro One Brampton Networks Rider [Member] | Distribution [Member]
Accounting Policies [Line Items]
Increase (reduction) in basic rate, distribution and generation of electricity considering total bill impact				0.10%
OMERS [Member]
Accounting Policies [Line Items]
Number of employees covered in multiemployer pension plan				440,000
Hydro One Brampton Networks And Norfolk Power [Member]
Accounting Policies [Line Items]
Number of employees covered in multiemployer pension plan				335